UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — June 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT High Yield Fund

Semiannual report

6 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 5, 2020

Dear Shareholder:

Financial markets worldwide continue to be challenged by economic uncertainty and high unemployment due to the COVID-19 pandemic. In addition, our nation is struggling with confusion, anger, and grief over horrific acts of racism and brutality in our country and with the overall issue of systemic racial injustice. Your Board of Trustees and Putnam Investments stand united against oppression and racism. We will work to support thoughtful and resourceful actions to elevate both our workplace and society.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/20)

Investment objective

High current income, with a secondary objective of capital growth when consistent with achieving high current income

Net asset value June 30, 2020

Class IA: $5.69	Class IB: $5.64

Total return at net asset value

			JPMorgan
			Developed
(as of 6/30/20)	Class IA shares*	Class IB shares†	High Yield Index‡
6 months	–4.71%	–4.76%	–5.87%
1 year	–0.83	–1.00	–2.02
5 years	20.67	19.20	24.58
Annualized	3.83	3.58	4.49
10 years	79.18	74.93	91.96
Annualized	6.01	5.75	6.74
Life	849.30	789.80	—
Annualized	7.19	6.98	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

‡ The fund’s benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality may vary over time.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Putnam VT High Yield Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/20 to 6/30/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/19	0.73%	0.98%
Annualized expense ratio for the six-month
period ended 6/30/20	0.73%	0.98%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/20		ended 6/30/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.54	$4.76	$3.67	$4.92
Ending value
(after
expenses)	$952.90	$952.40	$1,021.23	$1,019.99

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT High Yield Fund

The fund’s portfolio 6/30/20 (Unaudited)

CORPORATE BONDS AND NOTES (88.1%)*	Principal amount	Value

Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A
company guaranty sr. notes 5.125%, 8/15/27	$285,000	$273,600
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 9.25%, 2/15/24	191,000	177,172
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24	140,000	140,000
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A company guaranty sr. unsec.
notes 6.25%, 6/15/25	200,000	201,310
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	95,000	85,975
Terrier Media Buyer, Inc. 144A company
guaranty sr. unsec. notes 8.875%, 12/15/27	470,000	450,613
		1,328,670
Automotive (1.1%)
Ford Motor Co. sr. unsec. unsub. notes 9.00%,
4/22/25	405,000	438,291
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5.125%, 6/16/25	215,000	215,086
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.271%, 1/9/27	270,000	251,691
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	230,000	258,447
Navistar International Corp. 144A company
guaranty sr. notes 9.50%, 5/1/25	310,000	332,181
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	420,000	397,950
		1,893,646
Broadcasting (3.3%)
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26	345,000	249,694
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	720,000	383,400
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	260,000	233,350
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24	370,000	321,900
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27	630,000	648,900
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	160,000	158,400
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	447,569	409,526
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	460,000	463,450
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	555,000	550,871
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	315,000	291,375
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	750,000	765,000
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	370,000	318,200
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	170,000	180,200
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	340,000	324,700
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	380,000	357,914
		5,656,880

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Building materials (1.3%)
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26	$100,000	$99,000
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	160,000	155,483
Cornerstone Building Brands, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	89,000	89,668
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	275,000	264,000
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	110,000	105,600
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	130,000	135,688
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	125,000	127,813
Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25	255,000	262,464
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	335,000	344,213
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	116,438
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28	30,000	30,413
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	470,000	399,500
		2,130,280
Cable television (4.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A company guaranty sr. unsec. bonds
5.50%, 5/1/26	440,000	455,536
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 5.375%, 6/1/29	1,965,000	2,073,075
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.50%, 5/1/32	210,000	212,625
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.50%, 8/15/30	145,000	147,900
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. notes 5.75%, 2/15/26	165,000	170,666
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. notes 5.00%, 2/1/28	380,000	392,350
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	1,385,000	1,457,670
CSC Holdings, LLC 144A sr. unsec. bonds
5.75%, 1/15/30	265,000	275,998
CSC Holdings, LLC 144A sr. unsec. bonds
4.625%, 12/1/30	200,000	194,272
CSC Holdings, LLC 144A sr. unsec.
unsub. notes 10.875%, 10/15/25	200,000	215,000
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	865,000	860,675
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	110,000	115,088
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	225,000	232,594
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	325,000	337,230
Virgin Media Finance PLC 144A sr. unsec.
bonds 5.00%, 7/15/30 (United Kingdom)	200,000	195,542
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%,
1/15/27 (Netherlands)	400,000	406,000
Ziggo BV 144A company guaranty sr. notes 5.50%,
1/15/27 (Netherlands)	175,000	177,198
		7,919,419

Putnam VT High Yield Fund 3

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Capital goods (7.3%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	$405,000	$401,963
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	230,000	237,188
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	225,000	222,496
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%,
6/30/27 (Luxembourg) ‡‡	490,000	484,794
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company guaranty sr. unsec.
notes 5.25%, 8/15/27 (Ireland)	325,000	319,274
Berry Global, Inc. 144A company
guaranty notes 5.625%, 7/15/27	235,000	240,875
Berry Global, Inc. 144A notes 4.50%, 2/15/26	110,000	108,369
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	370,000	242,350
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	95,000	62,225
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	385,000	400,400
Clean Harbors, Inc. 144A sr. unsec. bonds
5.125%, 7/15/29	125,000	129,645
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	215,000	220,913
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%, 2/1/26	220,000	224,187
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	470,000	549,900
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	305,000	315,675
GFL Environmental, Inc. 144A sr. unsec.
notes 8.50%, 5/1/27 (Canada)	195,000	212,063
GFL Environmental, Inc. 144A sr. unsec.
notes 7.00%, 6/1/26 (Canada)	495,000	519,750
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	525,000	538,125
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	390,000	375,375
Owens-Brockway Glass Container, Inc. 144A
company guaranty sr. unsec. notes 6.625%, 5/13/27	125,000	130,000
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	245,000	252,656
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	310,000	311,535
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	525,000	430,500
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	350,000	351,750
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	715,000	561,811
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27	150,000	88,125
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	375,000	391,875
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	380,000	383,800
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	245,000	231,831
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	470,000	428,161

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	$275,000	$239,993
TransDigm, Inc. 144A company
guaranty sr. notes 8.00%, 12/15/25	60,000	63,059
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	695,000	693,276
Trivium Packaging Finance BV 144A company
guaranty sr. notes 5.50%, 8/15/26 (Netherlands)	235,000	237,056
Vertical Holdco GmbH 144A company
guaranty sr. unsec. notes 7.625%, 7/15/28
(Germany)	285,000	285,000
Vertical US Newco, Inc. 144A company
guaranty sr. notes 5.25%, 7/15/27	455,000	455,000
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26	595,000	567,922
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	345,000	364,838
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	170,000	179,032
		12,452,787
Chemicals (3.7%)
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%,
6/1/23 (Netherlands) ‡‡	310,000	309,225
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A
company guaranty sr. unsec. notes 6.25%, 2/1/25
(Netherlands)	400,000	394,000
Axalta Coating Systems, LLC 144A company
guaranty sr. unsec. unsub. notes 4.875%, 8/15/24	235,000	237,938
Axalta Coating Systems, LLC/Axalta Coating
Systems Dutch Holding B BV 144A company
guaranty sr. unsec. notes 4.75%, 6/15/27	150,000	150,780
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	610,000	657,458
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	105,000	94,887
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	470,000	493,500
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	185,000	188,700
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	285,000	284,288
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25	95,000	97,731
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	435,000	438,263
Starfruit Finco BV/Starfruit US Holdco, LLC 144A
sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	490,000	499,800
Syngenta Finance NV 144A company
guaranty sr. unsec. unsub. notes 5.182%, 4/24/28
(Switzerland)	390,000	416,012
Syngenta Finance NV 144A company
guaranty sr. unsec. unsub. notes 4.892%, 4/24/25
(Switzerland)	390,000	410,012
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	90,000	83,250
Tronox, Inc. 144A company
guaranty sr. notes 6.50%, 5/1/25	45,000	45,450
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	585,000	591,798
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.375%, 8/15/25	95,000	95,475

4 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Chemicals cont.
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	$195,000	$192,075
W. R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	235,000	238,062
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	325,000	342,063
		6,260,767
Commercial and consumer services (2.3%)
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26	480,000	501,600
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	430,000	440,342
Gartner, Inc. 144A company guaranty sr. unsec.
notes 4.50%, 7/1/28	65,000	65,761
GW B-CR Security Corp. 144A sr. unsec.
notes 9.50%, 11/1/27 (Canada)	378,000	399,735
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	165,000	193,669
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	340,000	380,800
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	95,000	104,975
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	355,000	353,225
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	400,000	391,000
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	310,000	292,175
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	435,000	461,100
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	380,000	400,425
		3,984,807
Construction (1.9%)
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	220,000	215,186
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	345,000	307,913
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	515,000	518,863
Builders FirstSource, Inc. 144A sr. notes
6.75%, 6/1/27	262,000	268,223
Cemex Finance, LLC 144A company
guaranty sr. notes 6.00%, 4/1/24 (Mexico)	399,000	394,890
Cemex SAB de CV 144A company
guaranty sr. notes 7.375%, 6/5/27 (Mexico)	200,000	203,200
Cemex SAB de CV 144A company
guaranty sr. notes 5.45%, 11/19/29 (Mexico)	225,000	207,833
Cemex SAB de CV 144A company
guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)	200,000	195,500
James Hardie International Finance DAC 144A
sr. unsec. bonds 5.00%, 1/15/28 (Ireland)	200,000	204,000
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26	295,000	288,363
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	265,000	267,650
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	184,000	181,700
		3,253,321

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Consumer (0.5%)
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	$455,000	$468,081
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	215,000	220,913
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	240,000	237,000
		925,994
Consumer staples (6.7%)
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 5.00%, 10/15/25 (Canada)	340,000	337,875
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 4.375%, 1/15/28 (Canada)	215,000	210,741
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty sr. notes 3.875%, 1/15/28
(Canada)	365,000	353,594
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty sr. sub. notes 4.25%, 5/15/24
(Canada)	145,000	145,257
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	92,082
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	310,000	310,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons
LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	365,000	394,200
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	460,000	463,393
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	390,000	351,000
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. notes 7.75%, 1/15/27	320,000	341,206
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26	180,000	186,113
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	415,000	350,675
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes
5.25%, 12/1/27	150,000	152,625
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	410,000	231,650
Golden Nugget, Inc. 144A sr. unsec. notes
6.75%, 10/15/24	515,000	370,156
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25	160,000	164,912
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	240,000	239,100
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	405,000	415,125
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	180,000	183,375
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	240,000	246,000
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 5.00%, 7/15/35	425,000	467,621
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 3.00%, 6/1/26	460,000	463,624

Putnam VT High Yield Fund 5

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Consumer staples cont.
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. notes 3.875%, 5/15/27	$45,000	$47,024
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. sub. notes 3.75%, 4/1/30	310,000	320,096
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28	220,000	233,092
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	490,000	507,150
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	35,000	36,313
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	380,000	395,409
Match Group, Inc. 144A sr. unsec.
unsub. notes 4.625%, 6/1/28	305,000	307,669
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	250,000	290,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	120,000	128,312
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	715,000	814,206
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	165,000	180,708
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	95,000	101,888
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	175,000	183,276
Newell Brands, Inc. sr. unsec. unsub. notes
4.70%, 4/1/26	295,000	309,576
Rite Aid Corp. 144A company guaranty sr. unsec.
sub. notes 7.50%, 7/1/25	394,000	394,000
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	361,000	351,073
Yum! Brands, Inc. 144A sr. unsec. bonds
4.75%, 1/15/30	240,000	243,600
Yum! Brands, Inc. 144A sr. unsec. notes
7.75%, 4/1/25	60,000	64,725
		11,378,441
Energy (9.4%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25
(Norway)	355,000	359,309
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30
(Norway)	325,000	306,719
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	175,000	161,875
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	340,000	245,650
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	165,000	135,556
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	465,000	410,623
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	140,000	135,472
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes
10.00%, 4/1/22	354,000	301,785
Baytex Energy Corp. 144A company guaranty
sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	165,000	100,650
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22 (In default) †	176,000	6,051
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	405,000	376,354
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	350,000	392,270
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	305,000	335,156
Comstock Escrow Corp. company guaranty sr. unsec.
sub. notes 9.75%, 8/15/26	140,000	130,900
Comstock Resources, Inc. company
guaranty sr. unsec. sub. notes 9.75%, 8/15/26	100,000	93,250

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Energy cont.
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	$280,000	$253,750
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	145,000	127,632
Continental Resources, Inc. company
guaranty sr. unsec. sub. notes 5.00%, 9/15/22	145,000	142,100
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	430,000	411,596
DCP Midstream Operating LP company
guaranty sr. unsec. notes 5.625%, 7/15/27	235,000	236,175
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	420,000	378,000
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21 (In default) †	209,000	79,943
Devon Energy Corp. sr. unsec. unsub. bonds
7.95%, 4/15/32	400,000	463,605
Devon Energy Corp. sr. unsec.
unsub. bonds 7.875%, 9/30/31	155,000	181,912
Devon Energy Corp. sr. unsec. unsub. bonds
5.60%, 7/15/41	125,000	122,030
Diamondback Energy, Inc. company guaranty
sr. unsec. unsub. notes 5.375%, 5/31/25	305,000	313,959
Diamondback Energy, Inc. sr. unsec. notes
4.75%, 5/31/25	165,000	176,554
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	685,000	657,600
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	340,000	342,659
Energy Transfer Operating LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	890,000	681,024
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	345,000	332,035
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	640,000	633,274
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	75,000	71,438
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	350,000	325,500
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	48,000	41,160
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	399,000	372,315
MEG Energy Corp. 144A sr. unsec. notes 7.125%,
2/1/27 (Canada)	155,000	128,844
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	530,000	214,650
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 1/15/28	155,000	95,325
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.25%, 1/15/26	155,000	95,325
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	255,000	255,486
Newfield Exploration Co. sr. unsec.
unsub. notes 5.625%, 7/1/24	105,000	100,800
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	155,000	151,125
Noble Energy, Inc. sr. unsec. sub. notes
3.90%, 11/15/24	230,000	231,399
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	150,000	3,000

6 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Energy cont.
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	$155,000	$40,300
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	75,000	12,375
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	315,000	51,975
Occidental Petroleum Corp. sr. unsec.
notes 2.90%, 8/15/24	110,000	93,993
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	330,000	278,850
Occidental Petroleum Corp. sr. unsec.
sub. notes 4.85%, 3/15/21	270,000	267,975
Occidental Petroleum Corp. sr. unsec.
unsub. notes 3.50%, 6/15/25	155,000	130,975
Occidental Petroleum Corp. sr. unsec.
unsub. notes Ser. 1, 4.10%, 2/1/21	390,000	391,560
Precision Drilling Corp. 144A company guaranty
sr. unsec. notes 7.125%, 1/15/26 (Canada)	450,000	288,000
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	145,000	71,050
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	300,000	161,250
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	135,000	67,889
SM Energy Co. sr. unsec. unsub. notes
6.125%, 11/15/22	12,000	8,760
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	480,000	415,200
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	130,000	136,175
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.50%, 7/15/27	155,000	155,388
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	140,000	131,653
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A sr. unsec.
bonds 5.50%, 3/1/30	95,000	91,734
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	137,775	120,553
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	235,000	199,750
Transocean, Inc. company guaranty sr. unsec.
unsub. bonds 7.50%, 4/15/31	140,000	39,200
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	315,000	304,369
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 9/1/27	150,000	144,000
Valaris PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom) (In default) †	220,000	16,500
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	275,000	269,753
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	255,000	283,050
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	85,000	82,450
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	235,000	206,800

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Energy cont.
WPX Energy, Inc. sr. unsec. sub. notes
5.875%, 6/15/28	$255,000	$245,042
WPX Energy, Inc. sr. unsec. sub. notes
5.25%, 10/15/27	275,000	256,902
		16,075,306
Entertainment (1.1%)
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22	85,000	74,375
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23	160,000	135,200
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25	60,000	62,700
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	485,000	388,000
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	35,000	31,500
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	205,000	186,550
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27	160,000	164,800
Royal Caribbean Cruises, Ltd. 144A company
guaranty sr. unsec. notes 9.125%, 6/15/23	65,000	64,431
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	590,000	527,313
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	305,000	315,294
		1,950,163
Financials (8.9%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	275,000	255,750
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes
6.75%, 10/15/27	195,000	194,341
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	1,360,000	1,754,842
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	360,000	459,000
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	140,000	148,925
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	270,000	290,158
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	195,000	198,656
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	220,000	227,929
CNO Financial Group, Inc. sr. unsec. notes
5.25%, 5/30/29	210,000	225,063
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	270,000	298,829
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	500,000	523,125
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R	685,000	735,519
Dresdner Funding Trust I 144A jr. unsec.
sub. notes 8.151%, 6/30/31	150,000	205,207
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	270,000	259,200
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	205,000	219,583
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	295,000	292,050
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	270,000	261,900

Putnam VT High Yield Fund 7

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount		Value

Financials cont.
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		$245,000	$267,685
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)		310,000	300,700
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26		335,000	334,297
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24		135,000	136,013
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26		365,000	365,256
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.25%, 5/15/27		185,000	178,525
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 4.75%, 9/15/24		180,000	169,236
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		420,000	392,175
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		430,000	389,150
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R		305,000	244,000
Lloyds Bank PLC jr. unsec. sub. FRN
Ser. EMTN, 13.00%, perpetual maturity
(United Kingdom)	GBP	115,000	243,516
Lloyds Banking Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)		$328,000	340,234
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25		630,000	637,875
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 9.125%, 7/15/26		375,000	396,563
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 8.125%, 7/15/23		130,000	133,413
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27		150,000	142,500
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		505,000	472,175
Royal Bank of Scotland Group PLC jr. unsec. sub.
FRB 7.648%, perpetual maturity (United Kingdom)		675,000	976,219
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R		120,000	126,424
Springleaf Finance Corp. company
guaranty sr. unsec. notes 8.875%, 6/1/25		125,000	133,631
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	165,598
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 6.625%, 1/15/28		255,000	252,450
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		205,000	210,317
Springleaf Finance Corp. company guaranty
sr. unsec. unsub. notes 5.375%, 11/15/29		330,000	308,550
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		420,000	382,200
Stearns Holdings, LLC/Stearns Co-Issuer, Inc.
144A notes 5.00%, 11/5/24		14,103	8,462
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28		155,000	159,650

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Financials cont.
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23	$340,000	$283,900
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	430,000	433,763
		15,134,554
Forest products and packaging (1.9%)
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	740,000	745,550
BWAY Holding Co. 144A sr. unsec. notes
7.25%, 4/15/25	350,000	317,370
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	440,000	447,863
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	345,000	347,660
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	100,000	103,000
Mauser Packaging Solutions Holding Co. 144A
sr. notes 5.50%, 4/15/24	175,000	171,883
Mercer International, Inc. sr. unsec.
notes 7.375%, 1/15/25 (Canada)	45,000	44,775
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	155,000	152,320
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	185,000	173,900
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	635,000	738,188
		3,242,509
Gaming and lottery (1.9%)
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26	160,000	149,552
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	170,000	161,500
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 4.75%, 12/1/27	155,000	133,300
Boyd Gaming Corp. 144A sr. unsec. notes
8.625%, 6/1/25	140,000	146,300
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 10/15/25	615,000	535,050
Eldorado Resorts, Inc. company
guaranty sr. unsec. notes 6.00%, 9/15/26	60,000	64,819
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	215,000	218,225
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	340,000	317,179
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 7.25%, 11/15/29	500,000	400,000
Scientific Games International, Inc. 144A
sr. unsec. notes 7.00%, 5/15/28	145,000	116,000
Station Casinos, LLC 144A sr. unsec. notes
4.50%, 2/15/28	305,000	258,106
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	415,000	358,768
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%,
10/1/29	395,000	353,031
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%,
4/15/25	90,000	90,648
		3,302,478

8 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount		Value

Health care (7.9%)
Air Methods Corp. 144A sr. unsec. notes
8.00%, 5/15/25		$435,000	$306,675
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27		395,000	421,663
Bausch Health Cos., Inc. company
guaranty sr. unsec. notes Ser. REGS,
4.50%, 5/15/23	EUR	275,000	305,545
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$235,000	240,875
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 1/30/30		125,000	118,594
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29		290,000	304,500
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28		145,000	149,350
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29		220,000	221,100
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25		495,000	502,064
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 1/30/28		125,000	117,686
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24		300,000	311,250
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		680,000	717,400
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		90,000	91,013
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		130,000	135,227
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		220,000	226,527
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26		80,000	82,933
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23		940,000	884,775
CHS/Community Health Systems, Inc. 144A
company guaranty sr. notes 8.00%, 3/15/26		245,000	231,574
CHS/Community Health Systems, Inc. 144A
company guaranty sub. notes 8.125%, 6/30/24		296,000	198,320
CHS/Community Health Systems, Inc. 144A
sr. notes 6.625%, 2/15/25		415,000	390,100
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.65%, 8/28/28		340,000	376,992
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A
company guaranty notes 9.50%, 7/31/27 (Ireland)		118,000	124,809
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 6/30/28
(Ireland)		149,000	96,105
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26		470,000	543,002
HCA, Inc. company guaranty sr. unsec.
notes 5.625%, 9/1/28		5,000	5,581
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26		655,000	713,131
HCA, Inc. company guaranty sr. unsec.
notes 3.50%, 9/1/30		150,000	144,476
Hologic, Inc. 144A company guaranty sr. unsec.
notes 4.375%, 10/15/25		170,000	171,664
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 5.00%, 6/15/28		100,000	102,375
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 4.625%, 6/15/25		65,000	66,151

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Health care cont.
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	$146,000	$87,235
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	65,000	65,325
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes
7.375%, 6/1/25	125,000	127,188
Par Pharmaceutical, Inc. 144A company
guaranty sr. notes 7.50%, 4/1/27	59,000	60,328
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	435,000	468,060
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	125,000	130,313
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	355,000	361,656
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	110,000	107,777
Tenet Healthcare Corp. sr. unsec. notes
8.125%, 4/1/22	510,000	535,500
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	155,000	153,838
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	75,000	79,781
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	620,000	611,754
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	1,020,000	993,225
Teva Pharmaceutical Finance IV BV company
guaranty sr. unsec. unsub. notes 3.65%, 11/10/21
(Israel)	120,000	119,874
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.75%, 3/1/28
(Israel)	665,000	702,825
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Israel)	545,000	559,988
		13,466,124
Homebuilding (2.0%)
Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A company guaranty sr.
unsec. notes 6.25%, 9/15/27 (Canada)	325,000	310,801
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	405,000	376,893
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	250,000	273,188
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	430,000	427,850
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)	335,000	321,600
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	630,000	789,075
TRI Pointe Group, Inc. sr. unsec. notes
5.70%, 6/15/28	170,000	172,550
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes
5.875%, 6/15/24	265,000	272,158
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	450,000	446,625
		3,390,740

Putnam VT High Yield Fund 9

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Lodging/Tourism (0.9%)
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	$135,000	$146,475
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	365,000	356,331
Marriott International, Inc. sr. unsec.
bonds 4.625%, 6/15/30	265,000	274,968
Marriott International, Inc. sr. unsec.
notes Ser. EE, 5.75%, 5/1/25	105,000	114,068
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	370,000	360,750
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	295,000	283,938
		1,536,530
Media (1.0%)
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	375,000	354,375
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24	310,000	302,250
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	420,000	412,650
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes
5.00%, 4/15/22	610,000	607,841
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26	110,000	113,817
		1,790,933
Metals (2.9%)
Allegheny Technologies, Inc. sr. unsec.
sub. notes 5.875%, 12/1/27	30,000	27,750
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	320,000	327,600
ArcelorMittal SA sr. unsec. unsub. notes 7.25%,
10/15/39 (France)	395,000	462,644
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	605,000	577,775
Constellium NV 144A company guaranty sr. unsec.
notes 5.875%, 2/15/26 (France)	250,000	249,063
Constellium NV 144A company guaranty sr. unsec.
notes 5.75%, 5/15/24 (France)	315,000	313,031
Constellium NV 144A sr. unsec. notes 6.625%,
3/1/25 (France)	250,000	252,188
First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	200,000	191,500
First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	360,000	341,100
Freeport-McMoRan, Inc. company guaranty
sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	205,000	200,900
HudBay Minerals, Inc. 144A company guaranty
sr. unsec. notes 7.625%, 1/15/25 (Canada)	355,000	337,250
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	180,000	183,829
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	650,000	649,188
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	215,000	205,325
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	265,000	272,288
TMS International Holding Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	515,000	419,725
		5,011,156

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Packaging (0.2%)
Ardagh Packaging Finance PLC/Ardagh Holdings
USA 144A sr. unsec. notes 6.00%, 2/15/25	$285,000	$292,245
		292,245
Publishing (0.4%)
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	525,000	438,375
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25	315,000	311,850
		750,225
Regional Bells (0.5%)
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22 (In default) †	565,000	194,925
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	660,000	623,700
		818,625
Retail (1.9%)
eG Global Finance PLC 144A company guaranty
sr. notes 6.75%, 2/7/25 (United Kingdom)	410,000	400,263
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	120,000	127,050
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	210,000	228,638
L Brands, Inc. company guaranty sr. unsec.
bonds 6.75%, perpetual maturity	165,000	135,300
L Brands, Inc. company guaranty sr. unsec.
notes 7.50%, perpetual maturity	345,000	303,169
L Brands, Inc. 144A company
guaranty sr. notes 6.875%, 7/1/25	85,000	87,763
L Brands, Inc. 144A company guaranty sr. unsec.
notes 9.375%, 7/1/25	70,000	70,084
Macy’s, Inc. 144A company guaranty sr. unsec.
notes 8.375%, 6/15/25	260,000	258,827
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	265,000	285,178
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	325,000	325,000
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	450,000	448,875
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	325,000	312,813
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25	190,000	199,025
		3,181,985
Technology (3.9%)
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	440,000	442,750
Boxer Parent Co., Inc. 144A company
guaranty sr. notes 7.125%, 10/2/25	260,000	272,610
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	155,000	160,425
CommScope Finance, LLC 144A sr. notes
6.00%, 3/1/26	140,000	143,500
CommScope Finance, LLC 144A sr. notes
5.50%, 3/1/24	95,000	95,950
Dell International, LLC/EMC Corp. 144A company
guaranty sr. notes 5.85%, 7/15/25	95,000	109,174
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	890,000	1,020,363
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes
7.125%, 6/15/24	75,000	77,695
Dun & Bradstreet Corp. (The) 144A sr. notes
6.875%, 8/15/26	155,000	163,379
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes
8.625%, 11/15/24	148,000	148,740

10 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Technology cont.
Microchip Technology, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 9/1/25	$175,000	$176,114
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	775,000	675,219
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	255,000	265,200
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	385,000	391,738
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	790,000	805,800
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	215,000	220,375
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	790,000	799,875
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	615,000	610,006
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	170,000	175,687
		6,754,600
Telecommunications (4.2%)
Altice Financing SA 144A company
guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	205,000	203,639
Altice Financing SA 144A company
guaranty sr. unsub. notes 7.50%, 5/15/26
(Luxembourg)	200,000	209,500
Altice Finco SA 144A company guaranty sr. unsec.
unsub. notes 7.625%, 2/15/25 (Luxembourg)	265,000	273,281
Altice France Holding SA 144A company
guaranty sr. sub. notes 10.50%, 5/15/27
(Luxembourg)	345,000	380,035
Altice France Holding SA 144A company
guaranty sr. unsec. notes 6.00%, 2/15/28
(Luxembourg)	510,000	481,634
Altice France SA 144A company
guaranty sr. notes 7.375%, 5/1/26 (France)	510,000	531,828
Altice France SA 144A company
guaranty sr. notes 5.50%, 1/15/28 (France)	400,000	404,000
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	255,000	246,254
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27	60,000	57,094
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Luxembourg) (In default) †	925,000	559,625
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	570,000	585,675
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	150,000	151,125
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 7/1/28	235,000	234,730
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	690,000	840,075
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26	330,000	389,522
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	1,140,000	1,283,925
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	225,000	235,879
Zayo Group Holdings, Inc. 144A sr. unsec.
notes 6.125%, 3/1/28	145,000	141,013
		7,208,834

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Telephone (1.1%)
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	$430,000	$441,825
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	210,000	221,025
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	595,000	628,558
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.875%, 4/15/30	130,000	144,685
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.75%, 4/15/27	325,000	360,155
		1,796,248
Textiles (0.3%)
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25	125,000	126,406
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	325,000	323,375
Levi Strauss & Co. 144A sr. unsec.
unsub. notes 5.00%, 5/1/25	130,000	130,489
		580,270
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27	440,000	453,200
		453,200
Transportation (0.7%)
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec.
notes 6.50%, 6/15/27	750,000	768,435
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	495,000	499,950
		1,268,385
Utilities and power (3.2%)
AES Corp. (The) sr. unsec. unsub. notes
5.50%, 4/15/25	520,000	533,000
AES Corp. (The) sr. unsec. unsub. notes
5.125%, 9/1/27	180,000	186,750
AES Corp. (The) 144A sr. unsec. notes
3.30%, 7/15/25	100,000	102,981
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	195,000	169,221
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	80,000	75,384
Buckeye Partners LP 144A sr. unsec. notes
4.50%, 3/1/28	120,000	112,200
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	250,000	252,428
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	460,000	448,500
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	445,000	529,243
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	75,000	79,125
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	80,000	83,500
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	155,000	163,525
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	210,000	220,407
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	470,000	496,138
NRG Energy, Inc. 144A sr. unsec. bonds
5.25%, 6/15/29	155,000	162,750
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	525,000	513,623

Putnam VT High Yield Fund 11

CORPORATE BONDS
AND NOTES (88.1%)* cont.	Principal amount	Value

Utilities and power cont.
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%,
3/1/26 (In default) †	$310,000	$334,025
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	130,000	128,655
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. escrow company guaranty
sr. notes 11.50%, 10/1/20 F	415,000	623
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.00%, 7/31/27	200,000	202,250
Vistra Operations Co., LLC 144A sr. bonds
4.30%, 7/15/29	135,000	141,932
Vistra Operations Co., LLC 144A sr. notes
3.55%, 7/15/24	35,000	36,123
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27	185,000	189,875
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	270,000	275,519
		5,437,777

Total corporate bonds and notes (cost $154,771,535)		$150,627,899

SENIOR LOANS (4.7%)* [c]	Principal amount	Value

Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%,
6/21/24	$586,212	$534,919
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 4.561%, 4/3/24	406,259	362,993
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%,
12/31/22 (In default) †	120,000	41,400
ChampionX Holding, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	536,564	516,443
Clear Channel Outdoor Holdings, Inc. bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 4.26%, 8/21/26	446,625	404,196
CPG International, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	229,591	226,721
Diamond BC BV bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 3.76%, 9/6/24	69,064	63,309
Garda World Security Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%,
10/30/26	292,003	286,163
Golden Nugget, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 12.00%), 13.00%, 10/4/23	85,000	89,250
HUB International, Ltd. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%,
4/25/25	184,075	181,161
iHeartCommunications, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%,
5/1/26	129,350	118,894
Kronos, Inc./MA bank term loan FRN (BBA LIBOR
USD 3 Month + 8.25%), 9.25%, 11/1/24	310,000	308,561
Navistar, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	733,959	692,673
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
3.429%, 6/30/25	447,066	416,051
Pisces Midco, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 3.941%, 4/12/25	183,595	174,109
Rackspace Hosting, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	92,315	87,330

SENIOR LOANS (4.7%)* [c] cont.	Principal amount	Value

Refinitiv US Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.428%,
10/1/25	$278,636	$272,297
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	145,800
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	188,943	156,728
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 10.831%,
6/26/26	205,000	176,471
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	387,554	369,468
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3
Month + 5.00%), 5.687%, 4/12/26	133,985	114,278
Star Merger Sub, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 4.00%), 5.658%, 2/8/26	144,638	140,780
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.00%), 4.629%,
10/1/25	183,569	171,867
T-Mobile USA, Inc. bank term loan FRN Ser. B,
1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	135,000	134,798
Talbots, Inc. (The) bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 7.00%), 8.00%, 11/28/22	306,258	245,006
Terrier Media Buyer, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%,
12/17/26	268,650	255,665
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.361%, 3/28/25	345,599	314,495
Ultimate Software Group, Inc. (The) bank term
loan FRN (1 Month US LIBOR + 6.75%), 7.50%,
5/3/27	115,000	116,725
Ultimate Software Group, Inc. (The) bank term
loan FRN (1 Month US LIBOR + 4.00%), 4.75%,
5/3/26	285,000	281,285
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	453,863	426,253
Zayo Group Holdings, Inc. bank term loan FRN
(1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	169,575	160,301
Total senior loans (cost $8,588,620)		$7,986,390

CONVERTIBLE BONDS AND NOTES (0.9%)*	Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes
Ser. AI, zero %, 10/1/20 (acquired 2/2/17,
cost $79,504) (Cayman Islands) ∆∆	$114,839	$17,226
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	273,000	250,782
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	260,000	250,900
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	280,000	413,013
Oasis Petroleum, Inc. cv. sr. unsec.
notes 2.625%, 9/15/23	96,000	14,650
ON Semiconductor Corp. cv. company guaranty
sr. unsec. unsub. notes 1.625%, 10/15/23	185,000	224,499
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	125,000	183,640
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	131,000	139,561
Total convertible bonds and notes (cost $1,567,318)		$1,494,271

CONVERTIBLE PREFERRED STOCKS (0.7%)*	Shares	Value

Broadcom, Inc. 8.00% cv. pfd.	240	$267,444
CenterPoint Energy, Inc. $3.50 cv. pfd.	6,830	242,875

12 Putnam VT High Yield Fund

CONVERTIBLE PREFERRED STOCKS (0.7%)* cont.	Shares	Value

Crown Castle International Corp. Ser. A,
6.875% cv. pfd.	$316	470,293
Danaher Corp. 4.75% cv. pfd.	235	293,980
Total convertible preferred stocks (cost $1,130,905)		$1,274,592

COMMON STOCKS (0.4%)*	Shares	Value

Advanz Pharma Corp., Ltd. (Canada) †	1,941	$5,920
Ally Financial, Inc.	12,375	245,396
CHC Group, LLC (Units) (acquired 3/23/17,
cost $32,379) (Cayman Islands) † ∆∆	2,233	1,117
CIT Group, Inc.	6,345	131,532
Clear Channel Outdoor Holdings, Inc. †	30,412	31,628
iHeartMedia, Inc. Class A †	12,745	106,421
MWO Holdings, LLC (Units) F	281	—
T-Mobile US, Inc. (Rights) †	3,499	588
Tervita Corp. (Canada) †	748	2,099
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	36,615	25,631
Tribune Media Co. Class 1C	93,841	51,613
Total common stocks (cost $1,820,727)		$601,945

PREFERRED STOCKS (0.2%)*	Shares	Value

2020 Cash Exchange Trust 144A 5.25% cv. pfd. †	353	$360,413
Total preferred stocks (cost $353,000)		$360,413

	Expiration
WARRANTS (0.0%)* †	date	Strike price	Warrants	Value

iHeartMedia, Inc. Class A	5/1/39	$16.75	189	$1,446
Stearns Holdings, LLC
Class B F	11/5/39	0.01	39,447	39,447
Total warrants (cost $43,654)				$40,893

	Principal amount/
SHORT-TERM INVESTMENTS (1.9%)*	shares		Value

Putnam Short Term Investment
Fund 0.41% L	Shares	2,607,028	$2,607,028
U.S. Treasury Bills 0.135%, 9/8/20	$629,000		628,843
Total short-term investments (cost $3,235,868)			$3,235,871

Total investments (cost $171,511,627)			$165,622,274

Key to holding’s currency abbreviations

EUR	Euro
GBP	British Pound

Key to holding’s abbreviations

DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $171.008,369.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $18,343, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $4,587 to cover certain derivative contracts.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

Putnam VT High Yield Fund 13

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $618,737) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Euro	Sell	9/16/20	$369,574	$368,642	$(932)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/15/20	139,295	135,076	(4,219)
UBS AG
	British Pound	Sell	9/16/20	113,180	115,019	1,839
Unrealized appreciation						1,839
Unrealized (depreciation)						(5,151)
Total						$(3,312)

* The exchange currency for all contracts listed is the United States Dollar.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$2,099	$—	$—
Communication services	588	—	—
Consumer cyclicals	138,049	51,613	—
Energy	—	1,117	—
Financials	376,928	—	—
Health care	5,920	—	—
Utilities and power	—	25,631	—
Total common stocks	523,584	78,361	—
Convertible bonds and notes	—	1,494,271	—
Convertible preferred stocks	510,319	764,273	—
Corporate bonds and notes	—	150,627,276	623
Preferred stocks	—	360,413	—
Senior loans	—	7,986,390	—
Warrants	1,446	—	39,447
Short-term investments	2,607,028	628,843	—
Totals by level	$3,642,377	$161,939,827	$40,070

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,312)	$—
Totals by level	$—	$(3,312)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

14 Putnam VT High Yield Fund

Statement of assets and liabilities
6/30/20 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $168,904,599)	$163,015,246
Affiliated issuers (identified cost $2,607,028) (Notes 1 and 5)	2,607,028
Cash	409,997
Dividends, interest and other receivables	2,347,101
Receivable for shares of the fund sold	2,884,648
Receivable for investments sold	1,566,777
Unrealized appreciation on forward currency contracts (Note 1)	1,839
Total assets	172,832,636

Liabilities
Payable for investments purchased	1,330,264
Payable for shares of the fund repurchased	147,309
Payable for compensation of Manager (Note 2)	80,860
Payable for custodian fees (Note 2)	25,528
Payable for investor servicing fees (Note 2)	19,705
Payable for Trustee compensation and expenses (Note 2)	143,764
Payable for administrative services (Note 2)	625
Payable for distribution fees (Note 2)	11,358
Unrealized depreciation on forward currency contracts (Note 1)	5,151
Other accrued expenses	59,703
Total liabilities	1,824,267

Net assets	$171,008,369

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$189,701,214
Total distributable earnings (Note 1)	(18,692,845)
Total — Representing net assets applicable to capital shares outstanding	$171,008,369

Computation of net asset value Class IA
Net assets	$119,080,100
Number of shares outstanding	20,925,122
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.69

Computation of net asset value Class IB
Net assets	$51,928,269
Number of shares outstanding	9,211,483
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.64

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 15

Statement of operations
Six months ended 6/30/20 (Unaudited)

Investment income
Interest (including interest income of $18,277 from investments in affiliated issuers) (Note 5)	$4,891,005
Dividends	49,488
Total investment income	4,940,493

Expenses
Compensation of Manager (Note 2)	467,592
Investor servicing fees (Note 2)	58,868
Custodian fees (Note 2)	7,046
Trustee compensation and expenses (Note 2)	4,166
Distribution fees (Note 2)	58,710
Administrative services (Note 2)	1,937
Auditing and tax fees	35,360
Other	31,915
Total expenses	665,594

Expense reduction (Note 2)	(281)
Net expenses	665,313

Net investment income	4,275,180

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,813,143)
Foreign currency transactions (Note 1)	154
Forward currency contracts (Note 1)	11,480
Swap contracts (Note 1)	119,703
Total net realized loss	(1,681,806)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(10,568,906)
Assets and liabilities in foreign currencies	(536)
Forward currency contracts	6,038
Total change in net unrealized depreciation	(10,563,404)

Net loss on investments	(12,245,210)

Net decrease in net assets resulting from operations	$(7,970,030)

The accompanying notes are an integral part of these financial statements.

16 Putnam VT High Yield Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/20*	12/31/19
Increase (decrease) in net assets
Operations:
Net investment income	$4,275,180	$9,599,433
Net realized loss on investments and foreign currency transactions	(1,681,806)	(3,762,372)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(10,563,404)	19,032,877
Net increase (decrease) in net assets resulting from operations	(7,970,030)	24,869,938
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(7,165,299)	(8,191,664)
Class IB	(2,397,325)	(2,965,380)
Increase (decrease) from capital share transactions (Note 4)	2,481,265	(3,158,999)
Total increase (decrease) in net assets	(15,051,389)	10,553,895
Net assets:
Beginning of period	186,059,758	175,505,863
End of period	$171,008,369	$186,059,758

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 17

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/20†	$6.39	.15	(.49)	(.34)	(.36)	(.36)	$5.69	(4.71)*	$119,080	.36*	2.58*	28*
12/31/19	5.94	.33	.51	.84	(.39)	(.39)	6.39	14.55	131,799.73		5.29	37
12/31/18	6.55	.35	(.57)	(.22)	(.39)	(.39)	5.94	(3.59)	129,535.72		5.58	31
12/31/17	6.50	.35	.10	.45	(.40)	(.40)	6.55	7.22	160,526.72		5.48	43
12/31/16	6.02	.35	.54	.89	(.41)	(.41)	6.50	15.66	175,839	.72[e]	5.68[e]	48
12/31/15	6.82	.38	(.69)	(.31)	(.49)	(.49)	6.02	(5.14)	172,830.70		5.80	35
Class IB
6/30/20†	$6.32	.14	(.48)	(.34)	(.34)	(.34)	$5.64	(4.76)*	$51,928	.49*	2.45*	28*
12/31/19	5.87	.31	.51	.82	(.37)	(.37)	6.32	14.40	54,261.98		5.04	37
12/31/18	6.49	.33	(.58)	(.25)	(.37)	(.37)	5.87	(4.07)	45,971.97		5.33	31
12/31/17	6.44	.33	.10	.43	(.38)	(.38)	6.49	6.98	59,038.97		5.23	43
12/31/16	5.96	.33	.55	.88	(.40)	(.40)	6.44	15.55	73,141	.97[e]	5.39[e]	48
12/31/15	6.75	.36	(.69)	(.33)	(.46)	(.46)	5.96	(5.35)	57,337.95		5.54	35

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

The accompanying notes are an integral part of these financial statements.

18 Putnam VT High Yield Fund

Notes to financial statements 6/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through June 30, 2020.

Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding

Putnam VT High Yield Fund 19

taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,151 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

20 Putnam VT High Yield Fund

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$295,678	$14,425,564	$14,721,242

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $171,487,906, resulting in gross unrealized appreciation and depreciation of $4,370,043 and $10,238,987, respectively, or net unrealized depreciation of $5,868,944.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.278% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$42,298
Class IB	16,570
Total	$58,868

The fund has entered into expense offset arrangements with State Street whereby State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $281 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $122, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Putnam VT High Yield Fund 21

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities (Long-term)	$45,731,884	$46,421,396
U.S. government securities
(Long-term)	—	—
Total	$45,731,884	$46,421,396

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/20		Year ended 12/31/19		Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	825,639	$4,757,327	1,051,165	$6,496,457	4,514,111	$25,537,837	5,319,398	$32,570,099
Shares issued in connection with
reinvestment of distributions	1,391,320	7,165,299	1,372,138	8,191,664	470,064	2,397,325	500,909	2,965,380
	2,216,959	11,922,626	2,423,303	14,688,121	4,984,175	27,935,162	5,820,307	35,535,479
Shares repurchased	(1,905,338)	(11,303,291)	(3,627,975)	(22,395,152)	(4,352,151)	(26,073,232)	(5,066,110)	(30,987,447)
Net increase (decrease)	311,621	$619,335	(1,204,672)	$(7,707,031)	632,024	$1,861,930	754,197	$4,548,032

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/19	Purchase cost	Sale proceeds	Investment income	6/30/20
Short-term investments
Putnam Short Term Investment Fund*	$7,253,537	$43,682,887	$48,329,396	$18,277	$2,607,028
Total Short-term investments	$7,253,537	$43,682,887	$48,329,396	$18,277	$2,607,028

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

22 Putnam VT High Yield Fund

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$620,000
Centrally cleared credit default contracts (notional)	$—*
Warrants (number of warrants)	34,000

*For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange contracts	Receivables	$1,839	Payables	$5,151
Equity contracts	Investments	40,893	Payables	—
Total		$42,732		$5,151

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$119,703	$119,703
Foreign exchange contracts	11,480	—	11,480
Total	$11,480	$119,703	$131,183

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Total
Foreign exchange contracts	$—	$6,038	$6,038
Equity contracts	(1,460)	—	(1,460)
Total	$(1,460)	$6,038	$4,578

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

		JPMorgan Chase
	Bank of America N.A.	Bank N.A.	UBS AG	Total
Assets:
Forward currency contracts#	$—	$—	$1,839	$1,839
Total Assets	$—	$—	$1,839	$1,839
Liabilities:
Forward currency contracts#	932	4,219	—	5,151
Total Liabilities	$932	$4,219	$—	$5,151
Total Financial and Derivative Net Assets	$(932)	$(4,219)	$1,839	$(3,312)
Total collateral received (pledged)†##	$—	$—	$—
Net amount	$(932)	$(4,219)	$1,839
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Putnam VT High Yield Fund 23

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

24 Putnam VT High Yield Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of

Putnam VT High Yield Fund 25

management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2022. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to

26 Putnam VT High Yield Fund

address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	3rd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2019, there were 104, 100 and 98 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT High Yield Fund 27

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28 Putnam VT High Yield Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT High Yield Fund 29

This report has been prepared for the shareholders
of Putnam VT High Yield Fund.	VTSA034 322120 8/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2020